Investments - Schedule of Major Categories of Net Investment Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major categories of net investment income
Non-income producing investments	$ 0	$ 0	$ 0
Total investment income	66,100,000	66,300,000	99,800,000
Investment expenses	(1,500,000)	(2,100,000)	(2,000,000)
Net investment income	64,600,000	64,200,000	97,800,000
Fixed maturity securities
Major categories of net investment income
Total investment income	49,700,000	52,400,000	74,100,000
Equity securities
Major categories of net investment income
Total investment income	5,100,000	5,400,000	7,000,000
Commercial mortgage loans on real estate
Major categories of net investment income
Total investment income	3,800,000	5,600,000	10,200,000
Policy loans
Major categories of net investment income
Total investment income	400,000	400,000	500,000
Other investments
Major categories of net investment income
Total investment income	7,000,000	2,500,000	7,700,000
Cash and cash equivalents
Major categories of net investment income
Total investment income	$ 100,000	$ 0	$ 300,000